INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 3 — INVENTORY

Inventories included in the accompanying condensed balance sheet are stated at the lower of cost or market as summarized below:
	June 30, 2014	December 31, 2013
Raw materials consisting of purchased parts, components and supplies	$1,671,000	$2,461,000
Finished goods	2,531,000	455,000
Total Inventory	$4,202,000	$2,916,000
Based upon the Company’s analysis of the lower of cost or market, there was no reserve for inventory recorded as of June 30, 2014 and December 31, 2013.

4 — INVENTORY

Inventories included in the accompanying balance sheet are stated at the lower of cost or market as summarized below:

	December 31, 2013	December 31, 2012
Raw materials consisting of purchased parts, components and work in process	$2,461,000	$—
Finished goods	455,000	—
Total Inventory	$2,916,000	$—
Based upon the Company’s analysis of the lower of cost or market, there was no reserve for inventory recorded as of December 31, 2013.